UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December, 1999

Check here if Amendment [    ];  Amendment Number:  __________
This Amendment (Check only one):	[    ] is a restatement.
					[    ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:		Bush-O'Donnell & Co., Inc.
Address:	101 S. Hanley Road, Suite 1025
		St. Louis, MO 63105

Form 13F File Number:  28-____________

The institutional investment manager filing this report and the person by who m it is signed hereby represent that the person signing the report is authori zed to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, sche dules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Mark J. Reed
Title:	Senior Vice President
Phone:	(314) 727-4555

Signature, Place, and Date of Signing:


Mark J. Reed		 	St. Louis, MO		February 14, 2000
  [Signature]			 [City, State]			[Date]

Report Type  (Check only one):

[ X ]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting man ager are
reported in this report.)

[    ]	13F NOTICE.  (Check here if no holdings reported are in this report, a nd all holdings are
reported by other reporting manager(s).)


[    ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

	Form 13F File Number		Name

	28-______________		_________________________________
	[Repeat as necessary]

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		34

Form 13F Information Table Value Total:		$188982
						(thousands)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institu tional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headi ngs and list entries.]

	No.		Form 13F File Number		Name

	___		28-_____________		___________________________


Form 13F Information Table
			Value	Shares/	Sh/	Put/	Investment	Other	            Voting Authority
Name of Issuer	Title of Class	Cusip	(x$1000)	Prn Amt	Prn	Call	Discretion	Mana
gers	Sole	Shared	None
AMERICAN HOME PRODUCTS	COM	026609107	220	SH	5600		SOLE			 	5600
AMERICAN INTL GROUP	COM	026874107	405	SH	3750		SOLE				3750
ANHUESER BUSCH CO	COM	035229103	1063	SH	15000		SOLE				15000
BANKAMERICA CORP	COM	060505104	563	SH	11214		SOLE				11214
BERKSHIRE HATHAWAY CL A	COM	084670108	8359	SH	149		SOLE				149
BERKSHIRE HATHAWAY CL B	COM	084670207	847	SH	463		SOLE				463
BRISTOL MYERS SQUIBB CO	COM	110122108	16987	SH	264650		SOLE				264650
CISCO SYSTEMS INC	COM	17275R102	1462	SH	13650		SOLE				13650
COCA COLA CO	COM	191216100	2237	SH	37550		SOLE				37550
COLGATE PALMOLIVE CO	COM	194162103	21014	SH	323296		SOLE				323296
EMERSON ELECTRIC CO	COM	291011104	10910	SH	190155		SOLE				190155
EXXON MOBIL CORP	COM	30231G102	6127	SH	76049		SOLE				76049
FOREMOST CORP OF AMERICA	COM	345469100	213	SH	7500		SOLE				7500
GAP INC	COM	364760108	5192	SH	112874		SOLE				112874
GENERAL ELECTRIC CO	COM	369604103	5231	SH	33800		SOLE				33800
GILLETTE CO	COM	375766102	12370	SH	300320		SOLE				300320
HEWLETT PACKARD CO	COM	428236103	421	SH	3700		SOLE				3700
HOME DEPOT CO	COM	437076102	1203	SH	17500		SOLE				17500
INTEL CORP	COM	458140100	1169	SH	14200		SOLE				14200
INTERNATIONAL BUS MACH	COM	459200101	214	SH	1986		SOLE				1986
JOHNSON & JOHNSON CO.	COM	478160104	14534	SH	155865		SOLE				155865
LUCENT TECH	COM	549463107	348	SH	4464		SOLE				4644
MBIA INC	COM	55262C100	10853	SH	205491		SOLE				205491
MCDONALDS CORP	COM	580135101	12592	SH	312357		SOLE				312357
MERCK & CO INC	COM	589331107	15103	SH	224786		SOLE				224786
MISS VALLEY BKSHS	COM	605720101	1158	SH	42900		SOLE				42900
PEPSICO INC	COM	713448108	13151	SH	373075		SOLE				373075
PROCTOR & GAMBLE CO	COM	742718109	219	SH	2000		SOLE				2000
SBC COMMUNICATIONS	COM	78387G103	535	SH	10979		SOLE				10979
SCHERING PLOUGH CORP	COM	806605101	2162	SH	51024		SOLE				51024
SUN MICROSYSTEMS	COM	866810104	577	SH	7450		SOLE				7450
VODAPHONE AIRTOUCH	COM	92857T107	303	SH	6120		SOLE				6120
WAL MART STORES	COM	931142103	9602	SH	138906		SOLE				138906
WALGREEN CO	COM	931422109	11638	SH	398150		SOLE				398150